Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(19.32%)	(10.65%)	(4.43%)
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(16.15%)	(10.31%)	(4.60%)
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	(14.29%)	(9.25%)	(3.46%)
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	(14.36%)	(9.40%)	(3.64%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(14.63%)	(9.64%)	(3.89%)
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(15.31%)	(10.31%)	(4.60%)
MSCI China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Average Annual Return, Percent	(2.77%)	(3.40%)	0.55%
MSCI China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Average Annual Return, Percent	(2.77%)	(3.40%)	0.55%
MSCI China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Average Annual Return, Percent	(2.77%)	(3.40%)	0.55%
MSCI China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Average Annual Return, Percent	(2.77%)	(3.40%)	0.55%